Income Tax - Summary of Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current income tax expense	$ 11,770,504	$ 2,685,456	$ 2,598,983
Deferred income tax expense	2,148,022
Total	$ 13,918,526	$ 2,685,456	$ 2,598,983